Document and Entity Information Document	Dec. 31, 2023	Apr. 20, 2023
Cover [Abstract]
Document Type		8-K
Document Period End Date		Apr. 20, 2023
Entity Registrant Name		Ekso Bionics Holdings, Inc.
Entity Central Index Key		0001549084
Amendment Flag		false
Entity Incorporation, State or Country Code		NV
Entity File Number		001-37854
Entity Tax Identification Number		99-0367049
Entity Address, Address Line One		101 Glacier Point, Suite A
Entity Address, City or Town		San Rafael
Entity Address, State or Province		CA
Entity Address, Postal Zip Code		94901
City Area Code		510
Local Phone Number		984-1761
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, $0.001 par value per share
Trading Symbol		EKSO
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false
Current Fiscal Year End Date	--12-31